COMMITMENTS (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Frequency fee expense	₪ 71	₪ 63	₪ 64
Commited to acquire property and equipment and software	83
Commited to acquire inventory	817
Maintenance fee for years 2019-2023	40
Bank guarantees	123
Cancel guarantees	10
In respect of licenses [Member]
Disclosure of transactions between related parties [line items]
Bank guarantees	100
Other parties [Member]
Disclosure of transactions between related parties [line items]
Bank guarantees	23
PHI's debt [Member]
Disclosure of transactions between related parties [line items]
Bank guarantees	₪ 50